Commitments and contingencies (Details) - Assets Pledged as Collateral - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Book value of jackup rigs pledged as collateral for long-term debt facilities	$ 2,822.3	$ 2,586.5